Compensation and Employee Benefit Plans [Text Block]	12 Months Ended
Dec. 31, 2013
Compensation and Employee Benefit Plans [Text Block]

23. Employee Benefit and Compensation Plans

Defined Contribution Plan

A significant number of our employees are covered by defined contribution plans. Employer contributions vary based on criteria specific to each individual plan and amounted to $50 million, $49 million, and $49 million in 2013, 2012, and 2011, respectively. These costs were recorded as compensation and benefits expense in our Consolidated Statement of Income. We expect contributions for 2014 to be similar to contributions made in 2013.

Defined Benefit Pension Plan

Certain of our employees are eligible to participate in separate retirement plans that provide for pension payments upon retirement based on factors such as length of service and salary. In recent years, we have transferred, frozen, or terminated a significant number of our other defined benefit plans. All income and expense noted for pension accounting was recorded as compensation and benefits expense in our Consolidated Statement of Income.

The following summarizes information related to our pension plans.

Year ended December 31, ($ in millions)	2013	2012
Projected benefit obligation	$141	$355
Fair value of plan assets	142	214

Over/(under) funded status	$1	$(141)

The overfunded position is recognized on the Consolidated Balance Sheet and the change in the overfunded position was recorded in other comprehensive income (loss).

Other Postretirement Benefits

Certain of our subsidiaries participated in various postretirement medical, dental, vision, and life insurance plans. We have provided for certain amounts associated with estimated future postretirement benefits other than pensions and characterized such amounts as other postretirement benefits. Other postretirement benefits expense (income), which is recorded in compensation and benefits expense in our Consolidated Statement of Income, was minimal in 2013, 2012, and 2011. We expect our other postretirement benefit expense to continue to be minimal in future years.

Share-based Compensation Plans

Based on our transactions with Treasury during 2009, we are required to comply with the limitations on executive pay as determined by the Special Master of TARP Compensation (Special Master). We have established Deferred Stock Units (DSUs) and Incentive Restricted Stock Units (IRSUs) as forms of compensation to our senior executives, which have been approved by the Special Master. We also grant Restricted Stock Units (RSUs) to executives under the Long-Term Equity Compensation Incentive Plan (LTIP). Each of our approved compensation plans and awards were designed to provide our executives with an opportunity to share in the future growth in value of Ally, which is necessary to attract and retain key executives.

Pursuant to the terms of the LTIP, the Ally Board of Directors determines a share price valuation (Share Price Valuation) for share-based compensation awards not less than annually. The Share Price Valuation determined by the Board, assisted by an independent advisor, considered, among other things, the stock price performance, on an indexed basis, of publicly traded common stock issued by certain comparative companies and considered Ally’s common stock as if it were freely tradable in the public markets. The Ally Board of Directors thus determined a Share Price Valuation of $9,000 per share for purposes of the LTIP as of December 31, 2013 and December 2012, respectively.

RSU awards are incentive awards granted to executives as phantom shares of Ally and are paid in cash. The majority of RSU awards granted in 2008 and 2009 vested ratably on an annual basis based on continued service on December 31, 2012 with the final tranche vesting on December 31, 2012. Participants had the option at grant date to defer the valuation and payout for awards granted in 2008 and 2009. A majority of the RSU awards granted in 2010, 2011, and 2012 vest ratably over a three-year period starting on the date the award was issued, with the majority of the awards fully vesting in February 2013, February 2014, and February 2015, respectively. RSU awards granted in 2013 vest ratably over a two-year period starting on the date the award was issued, with the majority of the awards fully vesting January 2015. The awards require liability treatment and are remeasured quarterly at the Share Price Valuation until they are paid. The compensation costs related to these awards are ratably charged to expense over the applicable service period. Changes in the value related to the portion of the awards that have vested and have not been paid are recognized in earnings in the period in which the changes occur. At December 31, 2013, there were a total of 14,858 RSU award shares outstanding, composed of 57 shares awarded during 2009, 577 shares awarded during 2010, 1,877 shares awarded during 2011, 5,546 shares awarded during 2012, and 6,801 shares awarded during 2013. At December 31, 2012, there were a total of 17,057 RSU award shares outstanding, composed of 189 shares awarded during 2008, 844 shares awarded during 2009, 2,648 shares awarded during 2010, 5,956 shares awarded during 2011, and 7,420 shares awarded during 2012. We recognized compensation expense related to RSU awards of $64 million, $78 million and $50 million for the years ended December 31, 2013, 2012 and 2011, respectively. These costs were recorded as compensation and benefits expense in our Consolidated Statement of Income.

DSU awards are granted to senior executives as phantom shares of Ally and are included as part of their base salary. DSU awards are generally granted ratably each pay period throughout the year, vest immediately upon grant, and are paid in cash. DSUs awarded in 2013 will generally be redeemable in three equal installments: the first on the final payroll date of 2013, the second ratably over 2014, and the third ratably over 2015. DSUs awarded in 2012 are generally redeemable in three equal annual installments: the first on the final payroll date of 2012, the second ratably over 2013, and the third ratably over 2014. The DSU awards require liability treatment and are remeasured quarterly at the Share Price Valuation until they are paid, with each change in value fully charged to compensation expense in the period in which the change occurs. At December 31, 2013 and 2012 there were a total of 11,980 and 13,190 DSU award shares outstanding, respectively. We recognized compensation expense related to DSU awards of $65 million, $57 million and $19 million for the years ended December 31, 2013, 2012 and 2011, respectively, for the outstanding awards. These costs were recorded as compensation and benefits expense in our Consolidated Statement of Income.

IRSU awards are incentive awards granted to senior executives as phantom shares of Ally and are paid in cash. IRSU awards from 2009, 2010, and 2011 generally vest in full after two years from the date of grant based on continued service with Ally. There were no IRSUs granted to senior executives in 2012. IRSU awards from 2013 vest two-thirds after two years from grant date and in full three years from grant date. After the vesting requirement is met, IRSU payouts will be made only as we repay our TARP obligations. Payouts will be made in 25% increments based on the percentage of TARP obligations that have been repaid, as determined in accordance with the established guidelines for determining “repayment.” As of December 31, 2013, Ally had repaid 75% of its TARP obligations. Payouts are based on the Share Price Valuation of the phantom shares at the time of the payout. The awards require liability treatment and are remeasured quarterly at Share Price Valuation until they are paid. The compensation costs related to these awards are ratably charged to expense over the requisite service period. Changes in value relating to the portion of the awards that have vested and have not been paid are recognized in earnings in the period in which the changes occur. At December 31, 2013 and 2012 there were a total of 2,462 and 6,475 IRSU award shares outstanding, respectively. We recognized compensation expense related to IRSU awards of $8 million, $23 million and $12 million for the years ended December 31, 2013, 2012, and 2011, respectively, for the outstanding awards. These costs were recorded as compensation and benefits expense in our Consolidated Statement of Income.